Pro Forma Consolidated Statement of Operations (USD $)	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
REVENUE	$ 0
EXPENSES
Research and development	682,149
General and administrative	545,227
TOTAL EXPENSES	1,227,376
OTHER INCOME (EXPENSE)
Change in value of derivative liability	16,200
Income tax benefit	147,997
TOTAL OTHER INCOME (EXPENSE)	164,197
NET LOSS	(1,063,179)
Net loss attributable to noncontrolling interest in consolidated subsidiary	(198,318)
NET LOSS ATTRIBUTABLE TO MEMBERS	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(864,861)
Before Proforma Adjustment [Member]
Revenues [Abstract]
REVENUE	0
EXPENSES
Research and development	682,149
General and administrative	545,227
TOTAL EXPENSES	1,227,376
OTHER INCOME (EXPENSE)
Change in value of derivative liability	16,200
Income tax benefit	147,997
TOTAL OTHER INCOME (EXPENSE)	164,197
NET LOSS	(1,063,179)
Net loss attributable to noncontrolling interest in consolidated subsidiary	(198,318)
NET LOSS ATTRIBUTABLE TO MEMBERS	(864,861)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	0
LOSS PER COMMON SHARE - BASIC AND DILUTED:
Weighted Average Number of Shares Outstanding, Basic and Diluted	0
After Proforma Adjustment [Member]
Revenues [Abstract]
REVENUE	0
EXPENSES
Research and development	0
General and administrative	0
TOTAL EXPENSES	0
OTHER INCOME (EXPENSE)
Change in value of derivative liability	0
Income tax benefit	0
TOTAL OTHER INCOME (EXPENSE)	0
NET LOSS	0
Net loss attributable to noncontrolling interest in consolidated subsidiary	0
Restatement Adjustment [Member]
OTHER INCOME (EXPENSE)
NET LOSS ATTRIBUTABLE TO MEMBERS	864,861
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(864,861)
LOSS PER COMMON SHARE - BASIC AND DILUTED:
Weighted Average Number of Shares Outstanding, Basic and Diluted	14,184,778
Net loss per common share Basic and diluted (in dollars per share)	$ (0.06)
Scenario, Previously Reported [Member]
OTHER INCOME (EXPENSE)
NET LOSS	(1,026,324)
Net loss attributable to noncontrolling interest in consolidated subsidiary	(191,443)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(834,881)
Predecessor [Member]
OTHER INCOME (EXPENSE)
NET LOSS	$ (1,063,179)